Average Annual Total Returns	Prospectus #1 Eaton Vance Emerging Markets Debt Fund J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified One Year	Prospectus #1 Eaton Vance Emerging Markets Debt Fund J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified Life of Fund	Prospectus #1 Eaton Vance Emerging Markets Debt Fund Class I One Year	Prospectus #1 Eaton Vance Emerging Markets Debt Fund Class I Life of Fund	Prospectus #1 Eaton Vance Emerging Markets Debt Fund Class I Inception Date	Prospectus #1 Eaton Vance Emerging Markets Debt Fund Class I After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Emerging Markets Debt Fund Class I After Taxes on Distributions Life of Fund	Prospectus #1 Eaton Vance Emerging Markets Debt Fund Class I After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Emerging Markets Debt Fund Class I After Taxes on Distributions and Sales Life of Fund	Prospectus #2 MSCI Emerging Markets Index One Year	Prospectus #2 MSCI Emerging Markets Index Five Years	Prospectus #2 MSCI Emerging Markets Index Ten Years	Prospectus #2 Investor Class One Year	Prospectus #2 Investor Class Five Years	Prospectus #2 Investor Class Ten Years	Prospectus #2 Investor Class After Taxes on Distributions One Year	Prospectus #2 Investor Class After Taxes on Distributions Five Years	Prospectus #2 Investor Class After Taxes on Distributions Ten Years	Prospectus #2 Investor Class After Taxes on Distributions and Sales One Year	Prospectus #2 Investor Class After Taxes on Distributions and Sales Five Years	Prospectus #2 Investor Class After Taxes on Distributions and Sales Ten Years	Prospectus #2 Class C One Year	Prospectus #2 Class C Five Years	Prospectus #2 Class C Ten Years	Prospectus #2 Institutional Class One Year	Prospectus #2 Institutional Class Five Years	Prospectus #2 Institutional Class Ten Years	Prospectus #2 Class R6 One Year	Prospectus #2 Class R6 Five Years	Prospectus #2 Class R6 Ten Years	Prospectus #2 Class R6 Inception Date	Prospectus #3 MSCI EAFE Index One Year	Prospectus #3 MSCI EAFE Index Five Years	Prospectus #3 MSCI EAFE Index Ten Years	Prospectus #3 Class A One Year	Prospectus #3 Class A Five Years	Prospectus #3 Class A Ten Years	Prospectus #3 Class A Inception Date	Prospectus #3 Class A After Taxes on Distributions One Year	Prospectus #3 Class A After Taxes on Distributions Five Years	Prospectus #3 Class A After Taxes on Distributions Ten Years	Prospectus #3 Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Institutional Class One Year	Prospectus #3 Institutional Class Five Years	Prospectus #3 Institutional Class Ten Years	Prospectus #3 Institutional Class Inception Date	Prospectus #3 Class R One Year	Prospectus #3 Class R Five Years	Prospectus #3 Class R Ten Years	Prospectus #3 Class R Inception Date	Prospectus #3 Class R6 One Year	Prospectus #3 Class R6 Five Years	Prospectus #3 Class R6 Ten Years	Prospectus #3 Class R6 Inception Date	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund Cboe S&P 500 BuyWrite Indexsm One Year	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund Cboe S&P 500 BuyWrite Indexsm Life of Fund	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund S&P 500® Index One Year	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund S&P 500® Index Life of Fund	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund ICE BofAML 3-Month U.S. Treasury Bill Index One Year	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund ICE BofAML 3-Month U.S. Treasury Bill Index Life of Fund	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund Blended Index One Year		Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund Blended Index Life of Fund		Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund Institutional Class One Year	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund Institutional Class Life of Fund	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund Institutional Class Inception Date	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund Institutional Class After Taxes on Distributions One Year	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund Institutional Class After Taxes on Distributions Life of Fund	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund Institutional Class After Taxes on Distributions and Sales One Year	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund Institutional Class After Taxes on Distributions and Sales Life of Fund
Total	5.26%	7.10%	6.08%	7.69%	May 01, 2018	3.80%	5.35%	3.46%	4.94%	18.31%	12.79%	3.63%	2.64%	7.11%	0.90%	2.42%	6.87%	0.75%	1.79%	5.97%	0.87%	0.79%	6.30%	0.14%	2.77%	7.36%	1.14%	2.94%	7.42%	1.18%	Jul. 01, 2014	7.82%	7.44%	5.50%	3.31%	7.08%	5.51%	Apr. 01, 2010	3.11%	6.71%	5.13%	2.33%	5.85%	4.62%	9.94%	8.64%	6.40%	Apr. 01, 2010	9.45%	8.11%	5.99%	Aug. 10, 2015	10.00%	8.67%	6.42%	Aug. 10, 2015	(2.75%)	4.24%	18.40%	15.56%	0.67%	1.44%	10.07%	[1]	8.66%	[1]	4.73%	6.72%	Feb. 09, 2017	4.57%	6.45%	2.96%	5.39%

[1]	The Blended Index consists of 50% S&P 500® Index and 50% ICE BofAML 3-Month U.S. Treasury Bill Index, rebalanced monthly.